Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Registrant CIK	0001943444
Fiscal Year End	--12-31
Document Period Start Date	Jan. 01, 2025
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41998
Entity Registrant Name	TUNGRAY TECHNOLOGIES INC
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	#02-01
Entity Address, Address Line Two	31 Mandai Estate
Entity Address, Address Line Three	Innovation Place Tower 4
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	729933
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	TRSG
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Financial Statement Error Correction	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Auditor Name	Guangdong Prouden CPAs GP
Auditor Firm ID	7254
Auditor Location	Guangzhou, China
Common Class A
Entity Common Stock, Shares Outstanding	11,793,485
Common Class B
Entity Common Stock, Shares Outstanding	4,560,000
Business Contact
Entity Address, Address Line One	#02-01
Entity Address, Address Line Two	31 Mandai Estate
Entity Address, Address Line Three	Innovation Place Tower 4
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	729933
Contact Personnel Name	Wanjun
Contact Personnel Email Address	yao_lei@tungray.com.sg